UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1 - Schedule of Investments.

STONEBRIDGE GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2006 (Unaudited)

		Market
	Shares	Value
COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (9.1%)
Media (1.5%)
CBS Corp. CL B	12,500	326,625

Movies and Entertainment (2.4%)
Viacom Inc. - Class B*	12,500	518,500

Publishing (2.4%)
McGraw-Hill Companies Inc.	10,000	510,400

Retail - Home Improvement (2.8%)
Home Depot Inc.	15,000	608,250
TOTAL CONSUMER DISCRETIONARY		1,963,775

CONSUMER STAPLES (16.5%)
Brewers (2.9%)
Anheuser Busch Companies, Inc.	15,000	621,600

Packaged Foods (6.1%)
Sara Lee Corp.	35,000	639,800
Sysco Corp.	22,000	674,960
		1,314,760

Retail (1.7%)
Costco Wholesale Corp.	7,500	374,175

Soft Drinks (5.8%)
Coca-Cola Co.	18,000	744,840
PepsiCo Inc.	9,000	514,620
		1,259,460

TOTAL CONSUMER STAPLES		3,569,995

ENERGY (9.3%)
Oil & Gas - Exploration & Production (3.9%)
Anadarko Petroleum Corp.	2,500	269,550
Devon Energy Corp.	4,000	272,840
The Houston Exploration Co.*	5,000	310,450
		852,840
Oil & Gas - Integrated (5.4%)
Chevron Corp.	10,000	593,800
Exxon Mobil Corp.	9,000	564,750
		1,158,550

TOTAL ENERGY		2,011,390

FINANCIAL (17.4%)
Diverse Financial Services (6.3%)
Citigroup Inc.	15,000	698,700
Goldman Sachs Group Inc.	2,500	353,125
State Street Corp.	5,000	302,300
		1,354,125
Insurance - Brokers (2.7%)
Arthur J Gallagher & Co.	20,000	583,200

Regional Banks (8.4%)
The Bank of New York Co., Inc.	15,000	477,150
HSBC Holdings PLC	7,500	623,850
SunTrust Banks Inc.	10,000	714,500
		1,815,500
TOTAL FINANCIAL		3,752,825

HEALTHCARE (20.2%)
Biotechnology (3.3%)
Charles River Laboratories International Inc.*	15,000	691,950

Medical Products (8.8%)
Medtronic Inc.	7,000	395,290
Stryker Corp.	15,000	748,500
Zimmer Holdings Inc.*	11,000	758,450
		1,902,240
Pharmaceuticals (8.1%)
Johnson & Johnson Inc.	15,000	863,100
Pfizer Inc.	35,000	898,800
		1,761,900
Services (0%)
Coram HC Warrants	495	—
TOTAL HEALTHCARE		4,356,090

INDUSTRIALS (8.1%)
Industrial Conglomerates (5.8%)
General Electric Co.	25,000	818,750
Teleflex Inc.	7,000	441,490
		1,260,240
Trade Companies & Distributors (2.3%)
W.W. Grainger Inc.	7,000	496,510
TOTAL INDUSTRIALS		1,756,750

TECHNOLOGY (19.0%)
Communications Equipment (1.5%)
QUALCOMM Inc.	7,000	335,720

Semiconductors (8.0%)
Intel Corp.	30,000	638,100
Taiwan Semiconductor Manufacturing Co. Ltd - ADR	35,000	378,000
Xilinx Inc.	25,000	704,000
		1,720,100
Systems Software (9.5%)
Intuit Inc.*	9,000	470,970
Microsoft Corp.	25,000	703,750
Oracle Corp.*	70,000	879,900
		2,054,620
TOTAL TECHNOLOGY		4,110,440

TOTAL COMMON STOCKS (Cost $17,979,803)		21,521,265

MUTUAL FUNDS (0.9%) Fifth Third U.S. Treasury Money Market Fund	204,361	204,361
TOTAL MUTUAL FUNDS (Cost $204,361)		204,361

TOTAL INVESTMENTS (100.5%) (Cost $18,184,164)		$21,725,626

TOTAL LIABILITIES LESS OTHER ASSETS (-0.5%)		(118,013)

NET ASSETS (100.0%)		$21,607,613

ADR - American Depositary Receipt

* Non-income producing security

See accompanying Notes to Statement of Investments

Gross appreciation (excess of value over tax cost)	$3,765,571
Gross depreciation (excess of tax cost over value)	(229,416)
Net unrealized appreciation/(depreciation)	3,536,155
Cost of investments for income tax purposes	$18,178,857

STONEBRIDGE SMALL-CAP GROWTH FUND

STATEMENT OF INVESTMENTS

January 31, 2006 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS (94.1%)
CONSUMER DISCRETIONARY (16.3%)
Apparel & Accessory (2.8%)
Quicksilver Inc.*	15,000	$210,300

Education (3.4%)
Corinthian Colleges Inc.*	20,000	253,600

Publishing (2.7%)
PRIMEDIA Inc.*	100,000	201,000

Retail - Internet (1.5%)
Blue Nile Inc.*	3,000	112,050

Specialty Stores (2.9%)
PETCO Animal Supplies, Inc.*	10,000	218,600

Toys- Games-Hobbies (3.0%)
Leapfrog Enterprises, Inc.*	20,000	226,800

TOTAL CONSUMER DISCRETIONARY		1,222,350

CONSUMER STAPLES (2.7%)
Agricultural Products (2.7%)
Fresh Del Monte Produce, Inc.	9,000	206,910
TOTAL CONSUMER STAPLES		206,910

ENERGY (3.5%)
Oil & Gas - Equipment & Services (1.8%)
Superior Energy Services Inc.*	5,000	135,750

Oil & Gas - Exploration & Production (1.7%)
Houston Exploration Co.*	2,000	124,180
TOTAL ENERGY		259,930

FINANCIAL (12.9%)

Insurance - Brokers (2.3%)
Arthur J Gallagher & Co.	6,000	174,960

Insurance - Property & Casualty (4.6%)
Arch Capital Group Ltd*	2,500	135,850
Kingsway Financial Services Inc.	10,000	210,300
		346,150
Regional Banks (2.8%)
Nara Bancorp, Inc.	12000	214,800

Thrifts & Mortgage Finance (3.2%)
The PMI Group Inc.	5,500	237,765
TOTAL FINANCIAL		973,675

HEALTHCARE (27.5%)
Biotechnology (6.3%)
Lifecell Corp.*	6,000	130,200
Vical Inc.*	75,000	341,250
		471,450
Healthcare Equipment (15.5%)
Analogic Corp.	4,500	249,750
Cantel Medical Corp.*	12,000	206,160
Diagnostic Products Corp.	4,000	203,200
Mentor Corp.	2,000	90,000
Vnus Medical Technologies, Inc.*	24,279	220,453
Kinetic Concepts, Inc.*	5,500	199,045
		1,168,608
Healthcare Supplies (1.9%)
Kyphon Inc.*	3,500	145,495

Pharmaceuticals (3.8%)
Hollis-Eden Pharmaceuticals, Inc.*	40,000	286,800
TOTAL HEALTHCARE		2,072,353

INDUSTRIALS (7.8%)
Electrical Components (5.7%)
American Superconductor Corp.*	20,000	224,000
Microvision Inc.*	65,000	206,700
		430,700
Industrial Conglomerates (2.1%)
Teleflex Inc.	2,500	157,675
TOTAL INDUSTRIALS		588,375

INFORMATION TECHNOLOGY (15.5%)
Communications Equipment (2.2%)
LanOptics Ltd*	30,000	163,500

Office Electronics (6.6%)
Intelli-Check Inc.*	70,000	343,000
American Science & Engineering Inc.*	2,400	154,200
		497,200
Semi-conductor Equipment (3.4%)
Veeco Instruments Inc.*	12,000	261,000

Systems Software (3.3%)
Cognos Inc.*	6,500	247,650

TOTAL INFORMATION TECHNOLOGY		1,169,350

MATERIALS (4.2%)
Chemicals - Agriculture & Fertilizer (1.3%)
Scotts Co. - Class A	2,000	99,000

Chemicals - Specialty (2.9%)
Valspar Corp.	8,000	217,760
TOTAL MATERIALS		316,760

TELECOMMUNICATIONS (3.7%)
Plantronics Inc.	8,000	280,000

TOTAL TELECOMMUNICATIONS		280,000

TOTAL COMMON STOCKS (Cost $5,979,442)		7,089,703

MUTUAL FUNDS (6.5%)
Fifth Third Government Money Market Fund	250,000	250,000
Fifth Third U.S. Treasury Money Market Fund	242,340	242,340
TOTAL MUTUAL FUNDS (Cost $492,340)		492,340

TOTAL INVESTMENTS (100.6%) (Cost $6,471,782)		$7,582,043

TOTAL LIABILITIES LESS OTHER ASSETS (-0.6%)		(47,926)

NET ASSETS (100.0%)		$7,534,117

*Securities on which no cash dividends were paid during the preceding twelve months.

The accompanying notes to financial statements are an integral part of the financial statements.

Gross appreciation (excess of value over tax cost)	$1,318,726
Gross depreciation (excess of tax cost over value)	(208,465)
Net unrealized appreciation/(depreciation)	1,110,261
Cost of investments for income tax purposes	$6,471,782

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 29, 2006

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	March 29, 2006